Concentrations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Concentrations [Line Items]
Cash deposits (in Dollars)	$ 28,654	$ 499,745
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Supplier One [Member]
Concentrations [Line Items]
Concentration risk percentage	25.81%	14.18%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Supplier Two [Member]
Concentrations [Line Items]
Concentration risk percentage	13.04%	14.12%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Supplier Three [Member]
Concentrations [Line Items]
Concentration risk percentage	10.14%	12.00%
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Concentration risk percentage	21.19%	10.40%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Concentration risk percentage	14.84%	10.10%
Customer Concentration Risk [Member] | Customer Three [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Concentration risk percentage	13.73%	10.10%